Income taxes - Non Capital Losses Carry Forwards (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 2,448,891
Tax credits	156,104
Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	731,790
U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	1,717,101
2023—2027
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	13,223
Tax credits	4,428
2023—2027 | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	3,261
2023—2027 | U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	9,962
2028+
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	2,435,668
Tax credits	151,676
2028+ | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	728,529
2028+ | U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 1,707,139